SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO SMALL TO MID CAP STOCK FUNDS

Wells Fargo Small/Mid Cap Value Fund

Effectively immediately, the Wells Fargo Small/Mid Cap Value Fund is no longer offered and all references to the Fund are hereby removed.

July 25, 2016                                                                                                                                                        SCAM076/P203SP